Ordinary shares (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Nov. 12, 2025	Aug. 28, 2024	Apr. 11, 2024	Aug. 10, 2023	Jun. 14, 2023	Jan. 09, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Number of shares issued					541,724	458,276
Ordinary shares par value					$ 0.0001	$ 0.0001
Shares issued during stock split					54,172,400	45,827,600
Number of redeemable shares issued					28,900,700
Number of redeemable ordinary shares					71,099,300
Stock split			1-to-2	1-to-50
Shares authorised			500,000,000,000	5,000,000,000
Par value			$ 0.000001	$ 0.0001
Proceeds from IPO								$ 9,029
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Share consolidation description	On November 12, 2025, the Board has approved the share consolidation whereby (i) every fifty issued and unissued Class A ordinary shares, par value US$0.000001 each, in authorized share capital of the Company be consolidated into one Class A ordinary share, par value US$0.00005 each (the “Consolidated Class A Ordinary Shares”), and (ii) every fifty issued and unissued Class B ordinary shares, par value US$0.000001 each, in authorized share capital of the Company be consolidated into one Class B ordinary share, par value US$0.00005 each (the “Consolidated Class B Ordinary Shares”), such that the authorized share capital of the Company shall be changed from US$500,000 divided into 480,000,000,000 Class A ordinary shares of US$0.000001 par value each and 20,000,000,000 Class B ordinary shares of US$0.000001 par value each, to US$500,000 divided into 9,600,000,000 Consolidated Class A ordinary shares of US$0.00005 par value each and 400,000,000 Consolidated Class B ordinary shares of US$0.00005 par value each (the “Share Consolidation”). The Share Consolidation has been effective on December 12, 2025. The shares and pre-share data are retrospectively adjusted to reflect the Share Consolidation for all periods presented.
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares par value							$ 0.00005	$ 0.00005
Number of redeemable ordinary shares							1,894,522	1,407,722
Number of mezzanine equity converted into Class A ordinary shares		28,900,700
Number of shares re-designated		73,580,500
Number of mezzanine equity converted into ordinary shares		38,985,400
Ordinary shares, shares outstanding							1,839,798	1,407,722
Common Class A [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Subsidiary, Sale of Stock [Line Items]
Number of mezzanine equity converted into Class A ordinary shares		578,014
Ordinary shares, shares outstanding							1,839,798	1,407,722
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares par value							$ 0.00005	$ 0.00005
Number of redeemable ordinary shares							613,102	691,902
Number of mezzanine equity converted into ordinary shares		34,595,100
Ordinary shares, shares outstanding							613,102	691,902
Common Class B [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares outstanding							613,102	691,902
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		2,500,000
Share price		$ 4.00
Proceeds from IPO		$ 10,000
Net proceeds from IPO		$ 9,029
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares outstanding								70,386,100
IPO [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares outstanding								34,595,100
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		375,000
Share price		$ 4.00